Principal Accounting Policies (Narrative - Liquidity, Functional Currency and Foreign Currency Translation, Short-term Investments, Accounts Receivable, Capitalized Software Development Cost (Details)
$ in Thousands
	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 CNY (¥)
Liquidity
Net loss	$ (225,289)	¥ (1,459,379,000)	¥ (447,858,000)	¥ (79,632,000)
Net cash provided by/(used in) operating activities	(79,462)	¥ (514,735,000)	(271,102,000)	116,736,000
Accumulated deficit	$ (359,446)		(869,044,000)	(405,580,000)	¥ (2,328,423,000)
Period for which cash, cash equivalents, short-term investments and cash generated from operations will be sufficient to meet working capital requirements and capital expenditures in the ordinary course of business	12 months	12 months
Functional Currency and Foreign Currency Translation
Exchange rate	6.4778				6.4778
Short-term Investments
Other-than-temporary impairment of short-term investments		¥ 0	0	0
Accounts Receivable
Allowance for doubtful accounts			0		¥ 0
Property and Equipment [Line Items]
Unamortized amount	$ 22,414		72,310,000		145,190,000
Software [Member]
Property and Equipment [Line Items]
Cost capitalized		7,572,000	6,837,000	980,000
Amortization expense		¥ 2,212,000	¥ 727,000	¥ 74,000
Unamortized amount					¥ 12,376,000